UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment |_|; Amendment Number: ______
   This Amendment (Check only one.):    |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Alesco Advisors LLC
Address:    120 Office Park Way
            Pittsford, New York 14534

Form 13F File Number:  28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey D. Bradley
Title:  Chief Compliance Officer
Phone:  (585) 586-0970

Signature, Place, and Date of Signing:

  JEFFREY D. BRADLEY             Pittsford, NY                07/17/2008
-----------------------        ------------------        -----------------------
      (Signature)                (City, State)                   (Date)

Report Type (Check only one):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     67
Form 13F Information Table Value Total:     $369,873
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                                 TITLE OF                     VALUE   SHARES/    SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER                CLASS           CUSIP      (x1000)  PRN AMT   PRN   CALL  DSCRETN  MANAGERS     SOLE SHARED NONE
    --------------                -----           -----      -------  -------   ---   ----  -------  --------     ----------------
ANAREN INC                     COM              032744 10 4  $   107           10,100         OTHER              10,100           -
ANHEUSER BUSCH COS INC         COM              035229 10 3  $ 1,168           18,805         OTHER               6,014      12,791
APPLE INC                      COM              037833 10 0  $   444            2,650         OTHER               2,650           -
BAKER HUGHES INC               COM              057224 10 7  $   299            3,425         OTHER               3,425           -
BANK OF AMERICA CORPORATION    COM              060505 10 4  $ 4,022          168,484         OTHER               1,894     166,590
BROWN & BROWN INC              COM              115236 10 1  $   202           11,640         OTHER                   -      11,640
CISCO SYS INC                  COM              17275R 10 2  $   277           11,915         OTHER              11,915           -
COLGATE PALMOLIVE CO           COM              194162 10 3  $   305            4,409         OTHER               4,409           -
CVS CAREMARK CORPORATION       COM              126650 10 0  $   426           10,758         OTHER              10,758           -
DIAMONDS TR 1                  UNIT SER 1       252787 10 6  $ 6,757           59,575         SOLE               59,575           -
DYNEGY INC DEL                 CL A             26817G 10 2  $   415           48,536         OTHER              48,536           -
EXELON CORP                    COM              30161N 10 1  $   488            5,422         OTHER               5,422           -
EXXON MOBIL CORP               COM              30231G 10 2  $   652            7,399         OTHER               7,399           -
FIRST NIAGARA FINL GP INC      COM              33582V 10 8  $ 1,369          106,493         OTHER                  30     106,463
GENERAL ELECTRIC CO            COM              369604 10 3  $   384           14,370         OTHER              14,370           -
HARRIS INTERACTIVE INC         COM              414549 10 5  $    67           33,204         OTHER                   -      33,204
HESS CORP                      COM              42809H 10 7  $   274            2,175         OTHER               2,175           -
HOME PROPERTIES INC            COM              437306 10 3  $   435            9,041         OTHER               9,041           -
INTERNATIONAL BUSINESS MACHS   COM              459200 10 1  $   654            5,518         OTHER               5,518           -
ISHARES TR                     LEHMAN 1-3 YR    464288 64 6  $   455            4,475         SOLE                4,475           -
ISHARES TR                     MSCI EMERG MKT   464287 23 4  $ 1,126            8,300         SOLE                8,300           -
ISHARES TR                     MSCI EAFE IDX    464287 46 5  $30,488          443,985         SOLE              433,060      10,925
ISHARES TR                     LEHMAN INTER G   464288 61 2  $   704            6,850         SOLE                6,850           -
ISHARES TR                     S&P MIDCAP 400   464287 50 7  $45,894          562,568         SOLE              552,218      10,350
ISHARES TR                     S&P MIDCP VALU   464287 70 5  $11,267          152,219         SOLE              150,169       2,050
ISHARES TR                     S&P MC 400 GRW   464287 60 6  $12,083          136,519         SOLE              134,869       1,650
ISHARES TR                     S&P SMLCAP 600   464287 80 4  $34,038          565,700         SOLE              553,800      11,900
ISHARES TR                     S&P SMLCP VALU   464287 87 9  $ 6,666          104,662         SOLE              102,837       1,825
ISHARES TR                     S&P SMLCP GROW   464287 88 7  $10,437           81,871         SOLE               80,846       1,025
ISHARES TR                     S&P 500 VALUE    464287 40 8  $ 7,923          124,965         SOLE              121,890       3,075
ISHARES TR                     S&P 500 INDEX    464287 20 0  $27,370          213,831         SOLE              210,806       3,025
ISHARES TR                     S&P500 GRW       464287 30 9  $ 8,161          127,856         SOLE              126,006       1,850
ISHARES TR                     RUSSELL 1000     464287 62 2  $ 2,603           36,950         SOLE               36,950           -
ISHARES TR                     RSSL MCRCP IDX   464288 86 9  $   798           17,880         SOLE               17,880           -
ISHARES TR                     1-3 YR TRS BD    464287 45 7  $   580            7,000         SOLE                7,000           -
ISHARES TR                     US TIPS BD FD    464287 17 6  $ 6,536           60,605         SOLE               60,605           -
ISHARES TR                     20+ YR TRS BD    464287 43 2  $   612            6,625         SOLE                6,625           -
ITT CORP NEW                   COM              450911 10 2  $   397            6,266         SOLE                6,266           -
JOHNSON & JOHNSON              COM              478160 10 4  $   287            4,465         OTHER               4,465           -
JP MORGAN CHASE & CO           COM              46625H 10 0  $   455           13,252         OTHER              13,252           -
M&T BK CORP                    COM              55261F 10 4  $   222            3,150         OTHER               3,150           -
MICROSOFT CORP                 COM              594918 10 4  $   288           10,464         OTHER              10,464           -
MIDCAP SPDR TR                 UNIT SER 1       595635 10 3  $   623            4,185         SOLE                4,185           -
MIRANT CORP NEW                COM              60467R 10 0  $   240            6,120         OTHER               6,120           -
MONSANTO CO NEW                COM              61166W 10 1  $   259            2,050         OTHER               2,050           -
PAETEC HOLDING CORP            COM              695459 10 7  $   176           27,722         OTHER              27,722           -
PAYCHEX INC                    COM              704326 10 7  $ 3,519          112,489         OTHER             112,489           -
PEPSICO INC                    COM              713448 10 8  $   421            6,621         OTHER               6,621           -
PHOENIX FOOTWEAR GROUP INC     COM              71903M 10 0  $ 1,274          806,600         OTHER                   -     806,600
PROCTER & GAMBLE CO            COM              742718 10 9  $   278            4,576         OTHER               4,576           -
RAYTHEON CO                    COM NEW          755111 50 7  $   232            4,130         OTHER               4,130           -
RYDEX ETF TRUST                S&P500 PUR VAL   78355W 30 4  $   748           31,570         SOLE               30,470       1,100
SAFEGUARD SCIENTIFICS INC      COM              786449 10 8  $    19           15,000         OTHER              15,000           -
SCHLUMBERGER LTD               COM              806857 10 8  $   728            6,781         OTHER               6,781           -
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X 87 1  $   567           18,460         SOLE               17,060       1,400
SPDR INDEX SHS FDS             DJWS INTL REAL   78463X 86 3  $ 7,466          159,092         SOLE              157,692       1,400
SPDR SERIES TRUST              DJWS REIT ETF    78464A 60 7  $20,039          306,129         SOLE              301,904       4,225
SPDR TR                        UNIT SER 1       78462F 10 3  $92,065          719,369         SOLE              709,169      10,200
TRIZETTO GROUP INC             COM              896882 10 7  $   230           10,764         OTHER              10,764           -
UNITED TECHNOLOGIES CORP       COM              913017 10 9  $   326            5,286         OTHER               5,286           -
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937 83 5  $ 4,591           60,205         SOLE               60,205           -
VANGUARD INDEX FDS             REIT ETF         922908 55 3  $ 3,478           59,540         SOLE               59,540           -
VANGUARD INDEX FDS             MID CAP ETF      922908 62 9  $   625            8,950         SOLE                8,950           -
VANGUARD INDEX FDS             STK MRK ETF      922908 76 9  $   417            6,500         SOLE                6,500           -
VANGUARD INDEX FDS             LARGE CAP ETF    922908 63 7  $ 1,929           33,275         SOLE               33,275           -
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042 85 8  $   954           20,395         SOLE               19,495         900
WILLIAMS COS INC DEL           COM              969457 10 0  $   532           13,200         OTHER              13,200           -